Investments - Investment in equity investees (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investment in equity investees	¥ 11,062,659		¥ 76,929,667
Fair value change in investment in equity investees	(65,200,488)	$ (9,323,546)	40,628,028
NIP Group Inc.
Schedule of Equity Method Investments [Line Items]
Investment in equity investees	¥ 11,062,659		¥ 76,929,667